Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Operating activities
Net income	$ 62,764		$ 89,405		$ 79,301
Adjustments to reconcile net income to net cash used in operating activities:
Change in reinsurance recoverable	3,582		16,662		(75,379)
Change in premiums and accounts receivable	(2,857)		(2,128)		6,307
Depreciation and amortization	5,855		6,175		6,258
Change in deferred acquisition costs and value of business acquired	(2,371)		(235)		2,893
Change in accrued investment income	2,167		2,621		(312)
Change in insurance policy reserves and expenses	(114,145)		(161,767)		(20,981)
Change in accounts payable and other liabilities	1,178		(10,496)		(5,586)
Change in commissions payable	360		1,557		(348)
Amortization of deferred gain on disposal of businesses	(11,216)		(12,506)		(13,862)
Change in income taxes	5,659		18,472		(10,702)
Net realized gains on investments	(11,624)		(9,973)		(451)
Other	(89)		(2,976)		645
Net cash used in operating activities	(60,737)		(65,189)		(32,217)
Sales of:
Fixed maturity securities available-for-sale	383,298		292,422		232,195
Equity securities available for sale	55,938		28,584		46,629
Other invested assets	15,557		18,553		10,942
Maturities, calls, prepayments, and scheduled redemption of:
Fixed maturity securities available for sale	124,414		228,181		201,577
Commercial mortgage loans on real estate	136,292		63,099		42,182
Purchase of:
Fixed maturity securities available-for-sale	(363,489)		(445,751)		(421,872)
Equity securities available for sale	(64,804)		(26,491)		(3,500)
Commercial mortgage loans on real estate	(68,571)		(20,412)		(14,661)
Other invested assets	(21,713)		(18,076)		(17,994)
Change in short-term investments	(22,977)		43,277		(13,792)
Change in collateral held under securities lending	305		296		14,637
Change in policy loans	341		20		419
Net cash provided by investing activities	174,591		163,702		76,762
Financing activities
Dividends paid	(101,000)		(115,800)		(32,000)
Change in obligation under securities lending	(305)		(296)		(14,637)
Net cash used in financing activities	(101,305)	[1]	(116,096)	[1]	(46,637)	[1]
Change in cash and cash equivalents	12,549		(17,583)		(2,092)
Cash and cash equivalents at beginning of period	5,092		22,675		24,767
Cash and cash equivalents at end of period	17,641		5,092		22,675
Supplemental information:
Income taxes paid	$ 29,311		$ 26,472		$ 36,255

[1]	During 2011, a $21,576 non-cash capital contribution in the form of a deferred tax asset was made from Assurant, Inc. (the "Parent").